Fair Value Of Financial Instruments (Carrying Values And Fair Values Or Approximate Fair Values Of Long-Term Borrowings) (Details)	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Mar. 31, 2011 JPY (¥)
Fair Value Of Financial Instruments (Abstract)
Long-term borrowings	$ 113,632,000,000	¥ 8,754,189,000,000	¥ 8,402,917,000,000
Long-term borrowings, Fair Value	$ 110,060,000,000	¥ 8,479,000,000,000	¥ 8,179,000,000,000